UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Short Duration Bond Portfolio (Initial Class)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Management Discussion

Maxim Short Duration Bond Portfolio (the “Portfolio”) was structured to reflect expectations for a recovery in the capital markets, significant uncertainty relative to the scope and impact of government programs, and flat to lower interest rates. In 2011, the strategy implemented targeted allocating Portfolio and new cash flows to credit exposure, relative to decreases in Agency MBS; this strategy will be maintained in 2012. Though pricing has improved, CMBS remains undervalued and current positions will be held in the Portfolio with the expectation that price performance will continue to generate incremental return. Portfolio duration was maintained slightly long relative to the Barclays Capital Credit 1-3 Year Index (“Benchmark”) duration.

Relative to the Benchmark, the Portfolio (Initial Class shares) performed well in 2011. Portfolio performance is consistently in the top quartile of the Morningstar peer group, as reflected by the Portfolio’s 5-star Morningstar rating. The key factors driving the outperformance of the Portfolio were core allocations to corporate bonds, overweighting industrials and utilities, and underweighting financials and non-corporate credit. Out of index allocations to CMBS and ABS generated outperformance relative to the Benchmark. Minimal tactical exposures to Government debt and MBS were maintained, with MBS also outperforming the Benchmark. Modest duration overweights were implemented and maintained in each of the corporate bond sectors.

The Federal Reserve Board has been very clear on its outlook for growth and inflation, which is reflected in its most recent stated commitment to maintain accommodative policy via low interest rates through 2014 and ongoing stimulus programs. Consequently, current Portfolio positioning is expected to be maintained relative to the Benchmark, with an overweight to longer duration buckets.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Barclays Capital 1-3 Year Credit Bond Index
	10,000.00	10,000.00
2002	10,616.00	10,694.60
2003	10,957.84	11,194.04
2004	11,190.14	11,396.65
2005	11,483.32	11,612.05
2006	12,147.06	12,153.17
2007	12,722.83	12,877.50
2008	12,764.82	12,916.64
2009	14,043.85	14,413.68
2010	15,054.39	15,011.85
2011	15,486.45	15,274.56

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years
Initial Class	2.87%	4.98%	4.47%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2011

Moody’s Rating	% of Portfolio Investments
A1	3.81%
A2	7.81%
A3	13.14%
Aa1	1.38%
Aa2	2.80%
Aa3	5.80%
Aaa	25.08%
B3	0.14%
Ba1	0.26%
Ba2	0.83%
Ba3	0.85%
Baa1	15.30%
Baa2	12.24%
Baa3	3.90%
Not Rated	5.95%
Short Term Investments	0.71%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period* (07/01/11 – 12/31/11)

Actual	$1,000.00	$1,006.70	$3.01

Hypothetical	$1,000.00	$1,022.21	$3.03
(5% return before expenses)

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance
2000 (as Director) 2008 (as Chairman)	Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company
Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer &

Treasurer

2008 (as Treasurer and

Investment Operations

Compliance Officer)

2010 (as Chief Financial

Officer, Treasurer, and

Investment Operations

Compliance Officer)

2011 (as Chief Financial

Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount			Value

BONDS AND NOTES
Asset-Backed Securities — 9.89%
	Avis Budget Rental Car Funding AESOP LLC
$ 1,000,000	Series 2010-2A Class A
	3.63%, 08/20/2014(a)	$	1,026,706
260,000	Series 2010-3A Class A
	4.64%, 05/20/2016(a)		276,637
500,000	Series 2010-5A Class A
	3.15%, 03/20/2017(a)		505,662
500,000	Series 2011-3A Class A
	3.41%, 11/20/2017(a)		512,334
1,000,000	Cabela’s Master Credit Card Trust
	Series 2010-2A Class A1(a)
	2.29%, 09/17/2018		1,030,152
380,526	Centex Home Equity
	Series 2004-A Class AF6(b)
	4.27%, 01/25/2034		379,437
100,000	Citibank Credit Card Issuance Trust
	Series 2003-A7 Class A7
	4.15%, 07/07/2017		110,595
500,000	Citibank Omni Master Trust
	Series 2009-A17 Class A17(a)
	4.90%, 11/15/2018		543,817
500,000	CNH Equipment Trust
	Series 2009-C Class A4
	3.00%, 08/17/2015		507,602
180,611	Equity One ABS Inc
	Series 2004-1 Class AF6(c)
	4.64%, 04/25/2034		178,004
	Hertz Vehicle Financing LLC
1,000,000	Series 2009-2A Class A1
	4.26%, 03/25/2014(a)		1,023,682
480,000	Series 2009-2A Class A2
	5.29%, 03/25/2016(a)		519,651
	John Deere Owner Trust
645	Series 2009-A Class A3
	2.59%, 10/15/2013		646
500,000	Series 2011-A Class A4
	1.96%, 04/16/2018		510,902
235,565	Structured Receivables Finance LLC
	Series 2006-A Class A(a)
	5.55%, 01/15/2030		247,417

			7,373,244

Basic Materials — 5.64%
250,000	Anglo American Capital PLC(a)
	9.38%, 04/08/2014		285,385
500,000	ArcelorMittal
	5.38%, 06/01/2013		511,849
500,000	Barrick Gold Corp
	1.75%, 05/30/2014		504,929
500,000	BHP Billiton Finance USA Ltd
	1.13%, 11/21/2014		501,174
250,000	Chevron Phillips Chemical Co LLC/LP(a)
	7.00%, 06/15/2014		278,992

Principal Amount			Value

Basic Materials — (continued)
$ 500,000	Dow Chemical Co
	2.50%, 02/15/2016	$	502,175
334,000	Eastman Chemical Co
	3.00%, 12/15/2015		340,768
250,000	Potash Corp of Saskatchewan Inc
	5.25%, 05/15/2014		274,375
250,000	PPG Industries Inc
	1.90%, 01/15/2016		249,633
500,000	Rio Tinto Alcan Inc
	4.50%, 05/15/2013		520,853
215,000	Xstrata Finance Canada Ltd(a)
	5.80%, 11/15/2016		234,539

			4,204,672

Communications — 6.81%
250,000	Cellco Partnership / Verizon Wireless Capital LLC
	5.55%, 02/01/2014		271,615
250,000	Comcast Cable Communications Holdings Inc
	8.38%, 03/15/2013		271,878
500,000	Comcast Corp
	5.85%, 11/15/2015		568,864
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	3.13%, 02/15/2016		506,497
500,000	eBay Inc
	1.63%, 10/15/2015		503,425
250,000	Pearson Funding Two PLC(a)
	4.00%, 05/17/2016		263,960
490,000	Reed Elsevier Capital Inc
	7.75%, 01/15/2014		546,703
250,000	Thomson Reuters Corp
	5.95%, 07/15/2013		266,372
500,000	Time Warner Cable Inc
	8.25%, 02/14/2014		563,578
500,000	Verizon Communications Inc
	1.95%, 03/28/2014		510,328
750,000	Viacom Inc
	4.38%, 09/15/2014		803,437

			5,076,657

Consumer, Cyclical — 4.07%
217,566	CVS Pass-Through Trust(a)
	7.77%, 01/10/2012		218,654
500,000	Daimler Finance North America LLC(a)
	1.95%, 03/28/2014		498,561
500,000	Hasbro Inc
	6.13%, 05/15/2014		545,458
250,000	Kia Motors Corp(a)
	3.63%, 06/14/2016		247,839
711,474	UAL 2009-2A Pass Through Trust
	9.75%, 01/15/2017		768,391
500,000	Volkswagen International Finance NV(a)
	1.88%, 04/01/2014		501,231

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount			Value

Consumer, Cyclical — (continued)
$ 250,000	Wal-Mart Stores Inc
	1.50%, 10/25/2015	$	253,925

			3,034,059

Consumer, Non-cyclical — 10.86%
500,000	Anheuser-Busch InBev Worldwide Inc
	3.63%, 04/15/2015		532,423
500,000	Avon Products Inc
	5.63%, 03/01/2014		531,940
250,000	Bottling Group LLC
	6.95%, 03/15/2014		281,004
515,000	Bunge Ltd Finance Corp
	5.35%, 04/15/2014		540,159
250,000	CareFusion Corp
	5.13%, 08/01/2014		269,758
500,000	Coca-Cola HBC Finance BV
	5.13%, 09/17/2013		520,443
250,000	Corn Products International Inc
	3.20%, 11/01/2015		258,300
500,000	Dr Pepper Snapple Group Inc
	6.12%, 05/01/2013		532,567
255,000	Equifax Inc
	4.45%, 12/01/2014		268,772
500,000	Genzyme Corp
	3.63%, 06/15/2015		533,850
500,000	Hospira Inc
	5.90%, 06/15/2014		541,725
500,000	Kraft Foods Inc
	6.75%, 02/19/2014		555,669
500,000	Kroger Co
	7.50%, 01/15/2014		558,789
500,000	Laboratory Corp of America Holdings
	3.13%, 05/15/2016		519,390
146,000	Roche Holdings Inc(a)
	5.00%, 03/01/2014		157,943
690,000	SABMiller PLC(a)
	5.50%, 08/15/2013		735,539
500,000	Teva Pharmaceutical Finance III BV
	1.70%, 03/21/2014		502,580
250,000	Woolworths Ltd(a)
	2.55%, 09/22/2015		255,406

			8,096,257

Energy — 4.62%
250,000	BP Capital Markets PLC
	3.13%, 10/01/2015		261,856
250,000	ConocoPhillips Canada Funding Co I
	5.63%, 10/15/2016		291,883
500,000	EOG Resources Inc
	2.50%, 02/01/2016		514,923
250,000	Gulfstream Natural Gas System LLC(a)
	6.95%, 06/01/2016		289,498

Principal Amount			Value

Energy — (continued)
$ 500,000	Hess Corp
	7.00%, 02/15/2014	$	554,992
250,000	Husky Energy Inc
	5.90%, 06/15/2014		271,718
431,505	Kern River Funding Corp(a)
	4.89%, 04/30/2018		471,674
250,000	Sunoco Logistics Partners Operations LP
	8.75%, 02/15/2014		279,431
500,000	Transocean Inc
	4.95%, 11/15/2015		510,574

			3,446,549

Financial — 19.66%
250,000	American Express Co
	7.25%, 05/20/2014		279,194
	American Express Credit Corp
250,000	7.30%, 08/20/2013		271,315
170,000	5.30%, 12/02/2015		185,386
500,000	American Honda Finance Corp(a)
	6.70%, 10/01/2013		539,460
	Bank of America Corp
250,000	4.50%, 04/01/2015		241,247
250,000	3.70%, 09/01/2015		232,605
250,000	Bank of New York Mellon Corp
	5.13%, 08/27/2013		265,992
	Bank of Nova Scotia
250,000	2.25%, 01/22/2013		253,416
250,000	3.40%, 01/22/2015		262,594
500,000	Barclays Bank PLC
	5.20%, 07/10/2014		515,410
250,000	Berkshire Hathaway Inc
	3.20%, 02/11/2015		265,041
500,000	Camden Property Trust
	5.38%, 12/15/2013		522,569
500,000	Canadian Imperial Bank of Commerce/Canada(a)
	2.60%, 07/02/2015		517,125
350,000	Charles Schwab Corp
	4.95%, 06/01/2014		379,311
	Citigroup Inc
250,000	5.13%, 05/05/2014		255,852
250,000	6.38%, 08/12/2014		262,380
250,000	CME Group Inc
	5.75%, 02/15/2014		272,504
250,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands
	2.13%, 10/13/2015		244,975
250,000	Credit Suisse/New York NY
	2.20%, 01/14/2014		247,247
250,000	Duke Realty LP
	5.40%, 08/15/2014		261,744
500,000	General Electric Capital Corp
	2.10%, 01/07/2014		507,485
	Goldman Sachs Group Inc
250,000	3.63%, 08/01/2012(d)		251,506
250,000	5.13%, 01/15/2015		255,528
500,000	HSBC Finance Corp
	7.00%, 05/15/2012		509,322

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount			Value

Financial — (continued)
$ 250,000	John Deere Capital Corp
	1.60%, 03/03/2014	$	254,108
250,000	JPMorgan Chase Bank NA
	5.88%, 06/13/2016		270,608
500,000	KeyBank NA/Cleveland OH
	5.50%, 09/17/2012		513,426
217,000	Liberty Property LP
	6.38%, 08/15/2012		221,694
500,000	MassMutual Global Funding II(a)
	2.30%, 09/28/2015		501,989
1,000,000	Metropolitan Life Global Funding I(a)
	2.00%, 01/10/2014		1,005,902
500,000	Morgan Stanley
	6.00%, 05/13/2014		504,857
250,000	NASDAQ OMX Group Inc
	4.00%, 01/15/2015		256,170
250,000	Nomura Holdings Inc
	5.00%, 03/04/2015		251,743
250,000	Principal Life Income Funding Trusts
	5.30%, 12/14/2012		260,199
250,000	Prudential Financial Inc
	4.75%, 09/17/2015		263,974
250,000	Royal Bank of Canada
	2.63%, 12/15/2015		256,975
250,000	Simon Property Group LP
	5.10%, 06/15/2015		273,172
250,000	Toronto-Dominion Bank(a)
	2.20%, 07/29/2015		255,989
250,000	Toyota Motor Credit Corp
	3.20%, 06/17/2015		262,954
1,000,000	UBS AG/Stamford CT
	2.25%, 08/12/2013		991,085
250,000	US Bancorp
	2.13%, 02/15/2013		254,083
250,000	Wells Fargo & Co
	3.63%, 04/15/2015		261,711

			14,659,847

Industrial — 8.77%
250,000	Agilent Technologies Inc
	2.50%, 07/15/2013		252,361
500,000	BAE Systems PLC(a)
	3.50%, 10/11/2016		502,429
250,000	Boeing Co
	5.00%, 03/15/2014		273,615
250,000	Burlington Northern Santa Fe LLC
	7.00%, 02/01/2014		280,109
473,279	Federal Express Corp 1998 Pass Through Trust
	6.85%, 01/15/2019		520,607
471,388	GATX Corp 2008-2 Pass Through Trust
	9.00%, 11/15/2013		529,053
500,000	General Dynamics Corp
	1.38%, 01/15/2015		505,463
540,000	Koninklijke Philips Electronics NV
	4.63%, 03/11/2013		563,665

Principal Amount			Value

Industrial — (continued)
	Ryder System Inc
$ 250,000	5.85%, 03/01/2014	$	271,328
500,000	3.15%, 03/02/2015		513,832
250,000	7.20%, 09/01/2015		295,456
750,000	Thermo Fisher Scientific Inc
	2.05%, 02/21/2014		768,125
500,000	TTX Co(a)
	4.90%, 03/01/2015		539,560
366,698	Union Pacific Railroad Co 1999 Pass Through Trust
	7.60%, 01/02/2020		441,699
250,000	Waste Management Inc
	6.38%, 03/11/2015		285,231

			6,542,533

Mortgage-Backed Securities — 20.14%
	Bear Stearns Commercial Mortgage Securities
	Series 2002-PBW1 Class A2
195,543	4.72%, 11/11/2035(b)		197,595
	Series 2003-T10 Class A2
765,000	4.74%, 03/13/2040		786,104
	Series 2004-PWR4 Class A3
100,000	5.47%, 06/11/2041(b)		107,601
	Series 2005-T20 Class AAB
36,008	5.13%, 10/12/2042(b)		37,665
73,224	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2003-15 Class 1A1(b)
	0.79%, 06/25/2018		70,864
	Federal Home Loan Mortgage Corp
321,293	5.50%, 07/01/2023		347,829
468,163	4.50%, 05/01/2024		496,756
216,795	6.50%, 07/01/2036		244,071
424,713	6.00%, 08/01/2037		467,929
	Federal National Mortgage Association
502,042	4.50%, 05/01/2024		535,366
160,257	8.00%, 10/01/2030		193,773
	Series 2003-T4 Class 2A6
273,066	4.17%, 07/26/2033(c)		280,602
227,338	5.00%, 09/01/2033		245,853
	Series 2004-T9 Class A1
37,710	0.42%, 04/25/2035(b)		37,411
390,472	5.50%, 11/01/2035		426,361
13,306	Freddie Mac Reference REMIC
	Series R001 Class AE
	4.38%, 04/15/2015		13,302
142,423	GE Capital Commercial Mortgage Corp
	Series 2004-C1 Class A3
	4.60%, 11/10/2038		148,028
15,489	GMAC Commercial Mortgage Securities Inc
	Series 2003-C3 Class A3
	4.65%, 04/10/2040		15,635

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount			Value

Mortgage-Backed Securities — (continued)
$ 950,205	GMAC Mortgage Corp Loan Trust
	Series 2007-HE2 Class A3
	6.19%, 12/25/2037(e)	$	625,651
500,000	Greenwich Capital Commercial Funding Corp
	Series 2003-C2 Class A4
	4.92%, 01/05/2036		523,034
	HSBC Home Equity Loan Trust
225,043	Series 2006-4 Class A3F
	5.30%, 03/20/2036(c)		229,677
8,653	Series 2006-3 Class A2F
	5.66%, 03/20/2036(c)		8,636
	JP Morgan Chase Commercial Mortgage Securities Corp
581,490	Series 2002-C3 Class A2
	4.99%, 07/12/2035		594,687
72,404	Series 2004-CBX Class A4
	4.53%, 01/12/2037		72,384
300,000	Series 2004-CBX Class A5
	4.65%, 01/12/2037		304,699
40,379	Series 2004-CB8 Class A3
	4.01%, 01/12/2039		40,730
270,781	Series 2004-CB8 Class A1A
	4.16%, 01/12/2039(a)		278,730
512,706	Series 2004-C2 Class A2
	5.09%, 05/15/2041(b)		534,036
500,000	Series 2004-C2 Class A3
	5.22%, 05/15/2041(b)		534,854
250,000	Series 2005-LDP2 Class A4
	4.74%, 07/15/2042		269,459
500,000	Series 2011-C4 Class A2
	3.34%, 07/15/2046(a)		516,223
	Morgan Stanley Capital I
500,000	Series 2004-IQ7 Class A4
	5.41%, 06/15/2038(b)		533,959
325,000	Series 2003-T11 Class A4
	5.15%, 06/13/2041		338,558
354,338	Adjusted Series 2005-IQ10 Class AAB
	5.18%, 09/15/2042(b)		367,739
500,000	Series 2006-T21 Class A4
	5.16%, 10/12/2052(b)		551,663
	Morgan Stanley Dean Witter Capital I
31,758	Series 2001-TOP3 Class A4
	6.39%, 07/15/2033		31,734
500,000	Series 2003-HQ2 Class A2
	4.92%, 03/12/2035		514,537
235,823	Series 2003-TOP9 Class A2
	4.74%, 11/13/2036		240,784
	Residential Funding Mortgage Securities II Inc
730,000	Guaranteed Series 2006-HI5 Class A3
	5.50%, 08/25/2025		613,884
191,198	Series 2006-HI2 Class A3
	5.79%, 02/25/2036		191,248
109,485	Guaranteed Series 2007- HSA3 Class AI3
	6.03%, 06/25/2037(b)		107,921

Principal Amount			Value

Mortgage-Backed Securities — (continued)
	Wachovia Bank Commercial Mortgage Trust
	Series 2003-C6 Class A3
$ 19,589	4.96%, 08/15/2035(b)
	Series 2003-C6 CLA4	$	19,649
500,000	5.13%, 08/15/2035(b)		521,042
232,751	Wells Fargo Commercial Mortgage Trust
	Series 2010-C1 Class A1(a)
	3.35%, 11/15/2043		240,314
149,538	Wells Fargo Home Equity Trust
	Series 2004-2 Class AI5(b)
	4.89%, 05/25/2034		149,832
1,408,163	WF-RBS Commercial Mortgage Trust
	Series 2011-C4 Class A1(a)
	1.61%, 06/15/2044		1,410,202

			15,018,611

Technology — 4.26%
550,000	Analog Devices Inc
	5.00%, 07/01/2014		600,273
500,000	Computer Sciences Corp
	5.00%, 02/15/2013		497,500
500,000	Dell Inc
	2.10%, 04/01/2014		510,344
500,000	Dun & Bradstreet Corp
	2.88%, 11/15/2015		513,589
250,000	Fiserv Inc
	3.13%, 10/01/2015		256,101
	Hewlett-Packard Co
250,000	6.13%, 03/01/2014		269,563
250,000	4.75%, 06/02/2014		264,014
250,000	HP Enterprise Services LLC
	6.00%, 08/01/2013		265,018

			3,176,402

Utilities — 3.61%
250,000	Commonwealth Edison Co
	1.63%, 01/15/2014		251,813
500,000	Duke Energy Carolinas LLC
	5.75%, 11/15/2013		543,732
500,000	Oncor Electric Delivery Co LLC
	5.95%, 09/01/2013		535,007
250,000	Peco Energy Co
	5.00%, 10/01/2014		275,956
500,000	Puget Sound Energy Inc
	5.20%, 10/01/2015		559,484
250,000	Westar Energy Inc
	6.00%, 07/01/2014		274,111

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount			Value

Utilities — (continued)
$ 225,000	Wisconsin Electric Power Co 6.00%, 04/01/2014	$	250,608

			2,690,711

TOTAL BONDS AND NOTES — 98.33% (Cost $72,204,006)		$	73,319,542

SHORT TERM INVESTMENTS
Repurchase Agreements
505,000	Undivided interest of 1.14% in a repurchase agreement (principal amount/value $44,085,000 with a maturity value of $44,085,098) with Cantor Fitzgerald & Co, 0.02%, dated 12/30/11, to be repurchased at $505,001 on 1/3/12, collateralized by U.S. Treasury, 2.13% - 2.50%, 4/30/15 - 2/29/16, with a value of $44,966,800.		505,000

TOTAL SHORT TERM INVESTMENTS — 0.68% (Cost $505,000)		$	505,000

Principal Amount			Value

SECURITIES LENDING COLLATERAL
$ 17,850	Undivided interest of 0.05% in a repurchase agreement (principal amount/value $24,550,891 with a maturity value of $24,551,027) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 12/30/11, to be repurchased at $17,850 on 1/3/12, collateralized by various U.S. Government Agency securities, 0.00% - 6.75%, 1/3/12 - 3/1/47, with a value of $25,041,921.	$	17,850

TOTAL SECURITIES LENDING COLLATERAL — 0.02% (Cost $17,850)		$	17,850

TOTAL INVESTMENTS — 99.03% (Cost $72,726,856)		$	73,842,392

OTHER ASSETS & LIABILITIES, NET — 0.97%		$	724,332

TOTAL NET ASSETS — 100.00%		$	74,566,724

(a)	Restricted security; at December 31, 2011, the aggregate cost and market value of the securities was $16,119,004 and $16,433,202, respectively, representing 22.04% of net assets.
(b)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2011.
(c)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2011. Maturity date disclosed represents final maturity date.

(d)	A portion or all of the security is on loan at December 31, 2011.
(e)	Illiquid security; at December 31, 2011, the aggregate cost and market value of illiquid securities was $947,609 and $625,651, respectively, representing 0.84% of net assets.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

Maxim Short Duration Bond Portfolio

ASSETS:
Investments in securities, market value (including $17,357 of securities on loan)(a)	$73,842,392
Cash	9,208
Interest receivable	693,288
Subscriptions receivable	88,600

Total Assets	74,633,488

LIABILITIES:
Payable to investment adviser	39,425
Payable upon return of securities loaned	17,850
Redemptions payable	9,489

Total Liabilities	66,764

NET ASSETS	$74,566,724

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$724,743
Paid-in capital in excess of par	72,517,808
Net unrealized appreciation on investments	1,115,536
Accumulated net realized gain on investments	208,637

TOTAL NET ASSETS	$74,566,724

CAPITAL STOCK:
Authorized	85,000,000
Issued and Outstanding	7,247,431

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.29

(a) Cost of investments	$72,726,856

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

Maxim Short Duration Bond Portfolio

INVESTMENT INCOME:
Interest	$2,299,627
Income from securities lending	393

Total Income	2,300,020

EXPENSES:
Management fees	418,347

Total Expenses	418,347

NET INVESTMENT INCOME	1,881,673

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(32,189)
Change in net unrealized depreciation on investments	(107,406)

Net Realized and Unrealized Loss on Investments	(139,595)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,742,078

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	$000,000.0000	$000,000.0000	$000,000.0000
Maxim Short Duration Bond Portfolio	2011	2010

OPERATIONS:
Net investment income	$1,881,673	$1,965,284
Net realized gain (loss) on investments	(32,189)	205,187
Change in net unrealized appreciation (depreciation) on investments	(107,406)	1,135,833

Net Increase in Net Assets Resulting from Operations	1,742,078	3,306,304

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	(120,207)	–
From net investment income	(1,718,871)	(1,852,778)
From net realized gains	(75,339)	(406,467)

Total Distributions	(1,914,417)	(2,259,245)

CAPITAL SHARE TRANSACTIONS:
Shares sold	44,295,695	47,807,766
Shares issued in reinvestment of distributions	1,914,417	2,259,245
Shares redeemed	(29,990,650)	(41,768,626)

Net Increase in Net Assets Resulting from Capital Share Transactions	16,219,462	8,298,385

Total Increase in Net Assets	16,047,123	9,345,444

NET ASSETS:
Beginning of year	58,519,601	49,174,157

End of year	$74,566,724	$58,519,601

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	4,273,535	4,620,196
Shares issued in reinvestment of distributions	185,265	219,290
Shares redeemed	(2,892,427)	(4,053,845)

Net Increase	1,566,373	785,641

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	00000000		00000000	00000000	00000000	00000000	00000000
	Year Ended December 31,
	2011		2010	2009	2008	2007
Maxim Short Duration Bond Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$10.30		$10.04	$9.52	$9.91	$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28		0.38	0.42	0.42	0.44
Net realized and unrealized gain (loss)	0.01		0.34	0.52	(0.39)	0.02

Total Income From Investment Operations	0.29		0.72	0.94	0.03	0.46

LESS DISTRIBUTIONS:
From return of capital	(0.02)		–	–	–	–
From net investment income	(0.28)		(0.38)	(0.42)	(0.42)	(0.44)
From net realized gains	(0.00)	(a)	(0.08)	–	–	–

Total Distributions	(0.30)		(0.46)	(0.42)	(0.42)	(0.44)

NET ASSET VALUE, END OF YEAR	$10.29		$10.30	$10.04	$9.52	$9.91

TOTAL RETURN(b)	2.87%		7.20%	10.02%	0.33%	4.74%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$74,567		$58,520	$49,174	$35,558	$35,598
Ratio of expenses to average net assets	0.60%		0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.70%		3.91%	4.55%	4.13%	4.62%
Portfolio turnover rate	45%		53%	56%	49%	38%

(a)	The distribution from net realized gains was less than $0.01 per share.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Notes to Financial Statements

As of December 31, 2011

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Short Duration Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek maximum total return that is consistent with preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Commercial Mortgage Backed; Residential Mortgage Backed; Asset Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2011, 100% of the Portfolio’s investments are valued using Level 2 inputs. At no point during the year did the Portfolio hold securities valued with Level 3 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in the Fund may invest in repurchase agreement transactions and hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2011, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASU No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 does not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $41,070,818 and $12,611,847, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $9,440,981 and $17,154,703, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2011, the U.S. Federal income tax cost basis was $72,511,565. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,933,491 and gross depreciation of securities in which there was an excess of tax cost over value of $602,664 resulting in net appreciation of $1,330,827.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2011 the Portfolio had securities on loan valued at $17,357 and received collateral of $17,850 for such loan which was invested in a repurchase agreement collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreement was jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

	2011		2010
Distributions paid from:
Ordinary income	$1,718,871	$	2,076,391
Long-term capital gains	75,339		182,854
Return of capital	120,207		-

	$1,914,417	$	2,259,245

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$	(3)
Undistributed capital gains		-

Net accumulated earnings		(3)

Net unrealized appreciation on investments		1,330,827
Capital loss carryforwards		-
Post-October losses		(6,651)

Tax composition of capital	$	1,324,173

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.

For the year ended December 31, 2011 the Portfolio reclassified permanent book and tax differences of $24,474 to undsitributed net investment income and $95,733 to accumulated net realized gain on investments from paid-in capital. This adjustment has no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. For the year ended December 31, 2011, the Portfolio utilized no capital loss carryforwards and had no unused capital loss carryforwards for federal income tax purposes.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2011, 0.00% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Short Duration Bond Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Short Duration Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2012

ITEM 2.  CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer,

principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)[1] provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services;

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

		(h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.[2]

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)[3] to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.[4] The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

(h)

The registrant’s Audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 28, 2012